REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Disclosure of detailed information about revenues
	For the year ended December 31,
	2024	2023	2022
	US Dollars in thousands
Revenue from the sale of integrated POS devices	91,677	84,406	68,726
Recurring revenue:
SaaS revenue	88,494	58,920	45,274
Payment processing fee	133,842	92,165	59,514
	222,336	151,085	104,788
	314,013	235,491	173,514